Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Basic and diluted loss per share

4. Basic and diluted loss per share

	2022	2021	2020
	(in thousands, except per share data)
	£	£	£
Loss for the year	(32,021)	(40,533)	(30,682)
Basic and diluted weighted average number of shares	52,235	52,041	37,882

	£	£	£
Basic and diluted loss per share	(0.61)	(0.78)	(0.81)

Basic loss per share is calculated by dividing the loss for the year attributable to the equity holders of the Company by the weighted average number of shares outstanding during the year.

The equity-settled transactions were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share.